INTANGIBLE ASSETS - Schedule of movement in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 14	[1]	$ 15
Additions	116		0
Transfer and reclassification	1		0
Translation adjustment	(3)		(1)
Goodwill at end of period	128		14	[1]
Kyivstar
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	14		15
Additions	7		0
Transfer and reclassification	0		0
Translation adjustment	0		(1)
Goodwill at end of period	21		14
Uklon
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	0
Additions	109
Transfer and reclassification	1
Translation adjustment	(3)
Goodwill at end of period	$ 107		$ 0

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation